                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07245

Morgan Stanley Balanced Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                   10020
   (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: January 31, 2008

Date of reporting period: April 30, 2007

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY BALANCED FUND
PORTFOLIO OF INVESTMENT APRIL 30, 2007 (UNAUDITED)

 NUMBER OF
   SHARES                                                                                                                 VALUE
------------------------------------------------------------------------------------------------------------------------------------

           COMMON STOCKS (68.9%)
           Aerospace & Defense (1.1%)
   13,420  Northrop Grumman Corp.                                                                                          $988,249
   66,690  Raytheon Co.                                                                                                   3,570,583
                                                                                                                       -------------
                                                                                                                          4,558,832
                                                                                                                       -------------
           Beverages: Non-Alcoholic (1.3%)
  102,530  Coca-Cola Co. (The)                                                                                            5,351,042
                                                                                                                       -------------

           Broadcasting (0.3%)
   32,437  Clear Channel Communications, Inc.                                                                             1,149,244
                                                                                                                       -------------

           Cable/Satellite TV (0.5%)
   77,742  Comcast Corp. (Class A)*                                                                                       2,072,602
                                                                                                                       -------------

           Casino/Gaming (0.0%)
   4,685   Fitzgeralds Gaming Corp. (a)*                                                                                          0
                                                                                                                       -------------

           Chemicals: Major Diversified (2.8%)
  138,290  Bayer AG (ADR) (Germany)                                                                                       9,456,270
   51,380  Du Pont (E.I.) de Nemours & Co.                                                                                2,526,355
                                                                                                                       -------------
                                                                                                                         11,982,625
                                                                                                                       -------------
           Computer Processing Hardware (0.3%)
   25,802  Hewlett-Packard Co.                                                                                            1,087,296
                                                                                                                       -------------

           Discount Stores (1.3%)
  116,470  Wal-Mart Stores, Inc.                                                                                          5,581,242
                                                                                                                       -------------

           Drugstore Chains (0.1%)
   86,380  Rite Aid Corp.*                                                                                                  530,373
                                                                                                                       -------------

           Electric Utilities (3.6%)
  104,781  American Electric Power Co., Inc.                                                                              5,262,102
   54,560  Entergy Corp.                                                                                                  6,172,918
   56,410  FirstEnergy Corp.                                                                                              3,860,700
                                                                                                                       -------------
                                                                                                                         15,295,720
                                                                                                                       -------------
           Finance/Rental/Leasing (1.5%)
   99,570  Freddie Mac                                                                                                    6,450,145
                                                                                                                       -------------

           Financial Conglomerates (4.7%)
  171,983  Citigroup, Inc.                                                                                                9,221,728
  209,332  JPMorgan Chase & Co.                                                                                          10,906,197
                                                                                                                       -------------
                                                                                                                         20,127,925
                                                                                                                       -------------
           Food: Major Diversified (2.2%)
   59,810  ConAgra Foods Inc.                                                                                             1,470,130
  102,167  Kraft Foods Inc. (Class A)                                                                                     3,419,529
  149,030  Unilever N.V. (NY Registered Shares) (Netherlands)                                                             4,545,415
                                                                                                                       -------------
                                                                                                                          9,435,074
                                                                                                                       -------------
           Food: Specialty/Candy (1.0%)
   76,870  Cadbury Schweppes PLC (ADR) (United Kingdom)                                                                   4,077,954
                                                                                                                       -------------

           Home Improvement Chains (0.7%)
   81,670  Home Depot, Inc. (The)                                                                                         3,092,843
                                                                                                                       -------------

           Household/Personal Care (1.1%)
   21,000  Kimberly-Clark Corp.                                                                                           1,494,570
   49,040  Procter & Gamble Co. (The)                                                                                     3,153,762
                                                                                                                       -------------
                                                                                                                          4,648,332
                                                                                                                       -------------

           Industrial Conglomerates (4.4%)
  198,810  General Electric Co.                                                                                           7,328,137
   4,946   Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)                                                                      220,839
   43,530  Siemens AG (ADR) (Germany)                                                                                     5,265,824
  174,860  Tyco International Ltd. (Bermuda)                                                                              5,705,682
                                                                                                                       -------------
                                                                                                                         18,520,482
                                                                                                                       -------------
           Insurance Brokers/Services (1.6%)
  220,480  Marsh & McLennan Companies, Inc.                                                                               7,002,445
                                                                                                                       -------------

           Integrated Oil (2.9%)
   64,766  ConocoPhillips                                                                                                 4,491,522
   37,790  Exxon Mobil Corp.                                                                                              2,999,770
   67,240  Royal Dutch Shell PLC (ADR) (Class A) (United Kingdom)                                                         4,663,094
                                                                                                                       -------------
                                                                                                                         12,154,386
                                                                                                                       -------------
           Internet Retail (0.6%)
   44,820  Amazon.com, Inc.*                                                                                              2,748,811
                                                                                                                       -------------

           Internet Software/Services (0.7%)
  113,251  Yahoo!, Inc.*                                                                                                  3,175,558
                                                                                                                       -------------

           Investment Banks/Brokers (2.5%)
   3,130   Goldman Sachs Group, Inc. (The)                                                                                  684,249
   61,930  Merrill Lynch & Co., Inc.                                                                                      5,587,944
  219,270  Schwab (Charles) Corp. (The)                                                                                   4,192,442
                                                                                                                       -------------
                                                                                                                         10,464,635
                                                                                                                       -------------
           Life/Health Insurance (0.3%)
   70,770  Aegon N.V. (NY Registered Shares) (Netherlands)                                                                1,463,524
                                                                                                                       -------------

           Major Banks (1.5%)
   71,186  Bank of America Corp.                                                                                          3,623,367
   38,310  PNC Financial Services Group                                                                                   2,838,771
                                                                                                                       -------------
                                                                                                                          6,462,138
                                                                                                                       -------------
           Major Telecommunications (3.6%)
   28,526  Embarq Corp.                                                                                                   1,712,701
   82,560  France Telecom S.A. (ADR) (France)                                                                             2,416,531
  211,572  Sprint Nextel Corp.                                                                                            4,237,787
  177,627  Verizon Communications, Inc.                                                                                   6,781,799
                                                                                                                       -------------
                                                                                                                         15,148,818
                                                                                                                       -------------
           Managed Health Care (0.6%)
   17,460  CIGNA Corp.                                                                                                    2,716,601
                                                                                                                       -------------

           Media Conglomerates (3.2%)
  375,020  Time Warner, Inc.                                                                                              7,736,663
  140,577  Viacom, Inc. (Class B)*                                                                                        5,798,801
                                                                                                                       -------------
                                                                                                                         13,535,464
                                                                                                                       -------------
           Medical Specialties (0.6%)
   38,680  Applera Corp. - Applied Biosystems Group                                                                       1,208,363
   99,120  Boston Scientific Corp.*                                                                                       1,530,413
                                                                                                                       -------------
                                                                                                                          2,738,776
                                                                                                                       -------------
           Motor Vehicles (0.8%)
  186,350  Ford Motor Co.*                                                                                                1,498,254
   59,140  Honda Motor Co., Ltd. (ADR) (Japan)                                                                            2,036,190
                                                                                                                       -------------
                                                                                                                          3,534,444
                                                                                                                       -------------
           Multi-Line Insurance (0.8%)
   31,750  Hartford Financial Services Group, Inc. (The)                                                                  3,213,100
                                                                                                                       -------------

           Oil & Gas Pipelines (0.4%)
   54,500  Williams Companies, Inc. (The)                                                                                 1,607,750
                                                                                                                       -------------

           Oil & Gas Production (1.0%)
   16,400  Devon Energy Corp.                                                                                             1,195,068
   58,400  Occidental Petroleum Corp.                                                                                     2,960,880
                                                                                                                       -------------
                                                                                                                          4,155,948
                                                                                                                       -------------

           Oil Refining/Marketing (0.5%)
   19,500  Marathon Oil Corp.                                                                                             1,980,225
                                                                                                                       -------------

           Oilfield Services/Equipment (0.8%)
   49,080  Schlumberger Ltd. (Netherlands Antilles)                                                                       3,623,576
                                                                                                                       -------------

           Other Consumer Services (0.1%)
   19,800  Block (H.&R.), Inc.                                                                                              447,678
                                                                                                                       -------------

           Packaged Software (1.0%)
  235,817  Symantec Corp.*                                                                                                4,150,379
                                                                                                                       -------------

           Pharmaceuticals: Major (11.0%)
  129,400  Abbott Laboratories                                                                                            7,326,628
  209,920  Bristol-Myers Squibb Co.                                                                                       6,058,291
   36,150  GlaxoSmithKline PLC (ADR) (United Kingdom)                                                                     2,088,747
  110,650  Lilly (Eli) & Co.                                                                                              6,542,735
  142,200  Pfizer, Inc.                                                                                                   3,762,612
   56,410  Roche Holdings Ltd. (ADR) (Switzerland)                                                                        5,308,181
   25,400  Sanofi-Aventis (ADR) (France)                                                                                  1,164,844
  301,870  Schering-Plough Corp.                                                                                          9,578,335
   92,030  Wyeth                                                                                                          5,107,665
                                                                                                                       -------------
                                                                                                                         46,938,038
                                                                                                                       -------------
           Precious Metals (0.7%)
   76,160  Newmont Mining Corp.                                                                                           3,175,872
                                                                                                                       -------------

           Property - Casualty Insurers (3.0%)
   80,780  Chubb Corp. (The)                                                                                              4,348,387
   99,762  St. Paul Travelers Companies, Inc. (The)                                                                       5,397,124
   36,050  XL Capital Ltd. (Class A) (Cayman Islands)                                                                     2,811,179
                                                                                                                       -------------
                                                                                                                         12,556,690
                                                                                                                       -------------
           Regional Banks (0.6%)
   62,870  Fifth Third Bancorp                                                                                            2,551,893
                                                                                                                       -------------

           Restaurants (0.4%)
   36,140  McDonald's Corp.                                                                                               1,744,839
                                                                                                                       -------------

           Semiconductors (0.9%)
   95,356  Intel Corp.                                                                                                    2,050,154
  149,740  Micron Technology, Inc.*                                                                                       1,717,518
                                                                                                                       -------------
                                                                                                                          3,767,672
                                                                                                                       -------------
           Specialty Stores (0.3%)
   39,649  Office Depot, Inc.*                                                                                            1,332,999
                                                                                                                       -------------

           Telecommunication Equipment (0.7%)
  238,690  Alcatel-Lucent (ADR) (France)*                                                                                 3,162,643
                                                                                                                       -------------

           Tobacco (0.9%)
   53,050  Altria Group, Inc.                                                                                             3,656,207
                                                                                                                       -------------

           TOTAL COMMON STOCKS
           (Cost $236,045,357)                                                                                          293,172,840
                                                                                                                       -------------

 PRINCIPAL
 AMOUNT IN                                                                COUPON               MATURITY
 THOUSANDS                                                                 RATE                  DATE
----------                                                             --------------     -------------------
           Corporate Bonds (8.2%)
           Aerospace & Defense (0.1%)
    $543   Systems 2001 Asset Trust - 144A** (Cayman Islands)             0.067%         09/15/13                     572,826
                                                                                                                     --------------

           Airlines (0.1%)
    425    America West Airlines, Inc. (Series 01-1)                       7.10                04/02/21                     451,664
                                                                                                                     --------------

           Beverages: Alcoholic (0.2%)
    350    FBG Finance Ltd. - 144A** (Australia)                          5.125                06/15/15                     336,934
    440    Miller Brewing Co. - 144A**                                     4.25                08/15/08                     434,136
                                                                                                                     --------------
                                                                                                                            771,070
                                                                                                                     --------------
           Cable/Satellite TV (0.1%)
    230    Comcast Cable Communications, Inc.                              6.75                01/30/11                     242,507
     60    Comcast Corp.                                                  7.625                02/15/08                      60,915
                                                                                                                     --------------
                                                                                                                            303,422
                                                                                                                     ---------------
           Chemicals: Major Diversified (0.1%)
    240    ICI Wilmington Inc.                                            4.375                12/01/08                     236,480
                                                                                                                     ---------------

           Computer Processing Hardware (0.1%)
    355    Hewlett-Packard Co.                                            5.485+               05/22/09                     355,227
                                                                                                                     ---------------

           Department Stores (0.1%)
     50    Federated Department Stores, Inc.                              6.625                09/01/08                      50,685
     80    May Department Stores Co.                                       5.95                11/01/08                      80,781
    330    May Department Stores Co.                                       6.70                07/15/34                     331,812
                                                                                                                     ---------------
                                                                                                                            463,278
                                                                                                                     ---------------
           Drugstore Chains (0.2%)
    110    CVS Corp.                                                       5.75                08/15/11                     112,181
    536    CVS Lease Pass Through - 144A**                                6.036                12/10/28                     539,493
                                                                                                                     ---------------
                                                                                                                            651,674
                                                                                                                     ---------------
           Electric Utilities (0.8%)
    430    Ameren Corp.                                                   4.263                05/15/07                     429,769
    375    Arizona Public Service Co.                                      5.80                06/30/14                     379,231
    360    Carolina Power & Light Co.                                     5.125                09/15/13                     357,280
     95    CenterPoint Energy Resource                                     6.25                02/01/37                      95,902
    125    Consolidated Natural Gas Co. (Series C)                         6.25                11/01/11                     130,094
    265    Consumers Energy Co.                                            4.80                02/17/09                     262,862
    200    Detroit Edison Co. (The)                                       6.125                10/01/10                     206,264
    145    Entergy Gulf States, Inc.                                       3.60                06/01/08                     142,160
    285    Entergy Gulf States, Inc.                                       5.76+               12/01/09                     284,885
    330    Ohio Power Company - IBC (Series K)                             6.00                06/01/16                     342,486
    205    Public Service Electric & Gas Co. (Series MTN B)                5.00                01/01/13                     201,766
    180    Texas Eastern Transmission,LP                                   7.00                07/15/32                     203,088
    315    Wisconsin Electric Power Co.                                    3.50                12/01/07                     311,676
                                                                                                                     ---------------
                                                                                                                          3,347,463
                                                                                                                     ---------------
           Electrical Products (0.2%)
    365    Cooper Industries, Inc.                                         5.25                07/01/07                     364,616
    340    Cooper Industries, Inc.                                         5.25                11/15/12                     340,073
                                                                                                                     ---------------
                                                                                                                            704,689
                                                                                                                     ---------------
           Electronics/Appliances (0.1%)
    260    LG Electronics Inc. - 144A** (South Korea)                      5.00                06/17/10                     256,930
                                                                                                                     ---------------

           Finance/Rental/Leasing (0.6%)
    290    CIT Group Inc. (Series MTN)                                     4.75                08/15/08                     288,025
    560    Countrywide Home Loans, Inc. (Series MTN)                       3.25                05/21/08                     547,570
    450    Nationwide Building Society - 144A** (United Kingdom)           4.25                02/01/10                     439,787
    665    Residential Capital Corp.                                      6.375                06/30/10                     667,249
    420    Residential Capital LLC                                         5.84+               06/09/08                     417,181
    355    SLM Corp.                                                       4.00                01/15/10                     338,518
                                                                                                                     ---------------
                                                                                                                          2,698,330
                                                                                                                     ---------------
           Financial Conglomerates (0.5%)
   1,000   Associates Corp. of North America                               6.25                11/01/08                   1,016,316
     55    Bank One Corp. (Series MTN A)                                   6.00                02/17/09                      55,775
     55    Brookfield Asset Mnangement Inc.                                5.80                04/25/17                      55,007
    485    Chase Manhattan Corp.                                           6.00                02/15/09                     491,800
     90    Chase Manhattan Corp.                                           7.00                11/15/09                      94,027
    245    General Electric Capital Corp. (Series MTN A)                   4.25                12/01/10                     239,425
    555    MBNA Corp. (Series MTN F)                                       5.79+               05/05/08                     557,612
                                                                                                                     ---------------
                                                                                                                          2,509,962
                                                                                                                     ---------------

           Food Retail (0.1%)
    330    Fred Meyer, Inc.                                                7.45                03/01/08                     335,546
                                                                                                                     ---------------

           Food: Major Diversified (0.2%)
    170    ConAgra Foods, Inc.                                             7.00                10/01/28                     183,765
    105    ConAgra Foods, Inc.                                             8.25                09/15/30                     129,039
    115    Kraft Foods, Inc.                                               5.25                06/01/07                     114,969
    360    Sara Lee Corp.                                                 6.125                11/01/32                     335,481
                                                                                                                     ---------------
                                                                                                                            763,254
                                                                                                                     ---------------
           Gas Distributors (0.1%)
    285    NiSource Finance Corp.                                          5.93+               11/23/09                     285,512
    270    Sempra Energy                                                  4.621                05/17/07                     269,905
                                                                                                                     ---------------
                                                                                                                            555,417
                                                                                                                     ---------------
           Home Furnishings (0.1%)
    240    Mohawk Industries, Inc. (Series D)                              7.20                04/15/12                     254,533
                                                                                                                     ---------------

           Home Improvement Chains (0.0%)
    160    Home Depot Inc.                                                5.475+               12/16/09                     160,290
                                                                                                                     ---------------

           Hotels/Resorts/Cruiselines (0.1%)
    425    Hyatt Equities LLC - 144A**                                    6.875                06/15/07                     425,436
                                                                                                                     ---------------

           Household/Personal Care (0.1%)
    515    Clorox Co. (The)                                                5.48+               12/14/07                     515,382
                                                                                                                     ---------------

           Industrial Conglomerates (0.1%)
    295    Textron Financial Corp. (MTN)                                  4.125                03/03/08                     292,241
    255    Textron Financial Corp. (Series MTN E)                         5.125                02/03/11                     255,552
                                                                                                                     ---------------
                                                                                                                            547,793
                                                                                                                     ---------------
           Insurance Brokers/Services (0.2%)
    925    Farmers Exchange Capital - 144A**                               7.05                07/15/28                     957,442
                                                                                                                     ---------------

           Major Banks (0.4%)
    170    Bank of New York Co., Inc. (The)                                5.20                07/01/07                     169,990
    250    Bank of New York Co., Inc. (The) (Series BKN T)                 3.80                02/01/08                     247,184
    225    HSBC Finance Corp.                                              6.75                05/15/11                     237,510
    250    Huntington National Bank (Series BKN T)                        4.375                01/15/10                     244,520
    260    Popular North America, Inc. (Series MTN)                        5.65                04/15/09                     261,645
    685    Unicredit Luxembourg Finance S.A. - 144A** (Luxembourg)        5.405+               10/24/08                     685,386
                                                                                                                     ---------------
                                                                                                                          1,846,235
                                                                                                                     ---------------
           Major Telecommunications (0.5%)
    350    France Telecom S.A. (France)                                    8.50                03/01/31                     462,361
    230    SBC Communications, Inc.                                        6.15                09/15/34                     231,837
    110    Sprint Capital Corp.                                            8.75                03/15/32                     130,178
    210    Telecom Italia Capital SpA (Luxembourg)                         4.00                11/15/08                     206,256
    330    Telecom Italia Capital SpA (Luxembourg)                         4.00                01/15/10                     320,212
    405    Telefonica Europe BV (Netherlands)                              8.25                09/15/30                     487,912
    400    Verizon New England Inc.                                        6.50                09/15/11                     417,496
                                                                                                                     ---------------
                                                                                                                          2,256,252
                                                                                                                     ---------------
           Managed Health Care (0.1%)
    230    UnitedHealth Group, Inc.                                       5.428                03/02/09                     230,097
    170    UnitedHealth Group, Inc.                                       4.125                08/15/09                     166,848
     30    WellPoint Inc.                                                  3.75                12/14/07                      29,696
                                                                                                                     ---------------
                                                                                                                            426,641
                                                                                                                     ---------------
           Media Conglomerates (0.2%)
    600    Time Warner, Inc.                                               5.59+               11/13/09                     601,404
    400    Viacom, Inc.                                                   6.875                04/30/36                     406,374
                                                                                                                     ---------------
                                                                                                                          1,007,778
                                                                                                                     ---------------
           Motor Vehicles (0.1%)
    225    DaimlerChrysler North American Holdings Co.                     8.50                01/18/31                     284,330
                                                                                                                     ---------------

           Multi-Line Insurance (0.4%)
   1,015   AIG SunAmerica Global Financing VI - 144A**                     6.30                05/10/11                   1,059,803
    290    American General Finance Corp. (Series H)                      4.625                09/01/10                     285,644
     20    American General Finance Corp. (Series MTN I)                  4.625                05/15/09                      19,805
    195    Equitable Co.                                                   6.50                04/01/08                     196,843
    190    International Lease Finance Corp.                               3.75                08/01/07                     189,218
                                                                                                                     ---------------
                                                                                                                          1,751,313
                                                                                                                     ---------------
           Oil & Gas Pipelines (0.1%)
    325    Plains All American Pipeline LP/PAA Finance Corp.               6.70                05/15/36                     338,437
                                                                                                                     ---------------

           Oil Refining/Marketing (0.1%)
    245    Valero Energy Corp.                                             3.50                04/01/09                     238,037
                                                                                                                     ---------------

           Other Metals/Minerals (0.1%)
    405    Brascan Corp. (Canada)                                         7.125                06/15/12                     434,139
                                                                                                                     ---------------

           Property - Casualty Insurers (0.5%)
    660    Mantis Reef Ltd. - 144A** (Australia)                          4.692                11/14/08                     654,410
    135    Platinum Underwriters Finance Inc. (Series B)                   7.50                06/01/17                     143,269
    335    Platinum Underwriters Holdings, Ltd. (Series B) (Bermuda)      6.371                11/16/07                     333,726
    470    St. Paul Travelers Companies, Inc. (The)                        5.01                08/16/07                     469,416
    630    XLLIAC Global Funding - 144A**                                  4.80                08/10/10                     622,252
                                                                                                                     ---------------
                                                                                                                          2,223,073
                                                                                                                     ---------------
           Railroads (0.2%)
    210    Burlington North Santa Fe Railway Co.                          6.125                03/15/09                     213,519
    260    Norfolk Southern Corp.                                          7.35                05/15/07                     260,142
     95    Union Pacific Corp.                                            6.625                02/01/08                      95,839
    150    Union Pacific Corp. (Series  MTN E)                             6.79                11/09/07                     150,867
                                                                                                                     ---------------
                                                                                                                            720,367
                                                                                                                     ---------------
           Real Estate Development (0.2%)
    628    World Financial Properties - 144A**                             6.91                09/01/13                     658,906
    339    World Financial Properties - 144A**                             6.95                09/01/13                     355,714
                                                                                                                     ---------------
                                                                                                                          1,014,620
                                                                                                                     ---------------
           Real Estate Investment Trusts (0.1%)
    465    iStar Financial Inc.                                            5.69+               03/09/10                     465,614
                                                                                                                     ---------------

           Regional Banks (0.2%)
    660    Marshall & Ilsley Bank (Series BKN T)                           3.80                02/08/08                     652,586
                                                                                                                     ---------------

           Restaurants (0.1%)
    220    Tricon Global Restaurants, Inc.                                8.875                04/15/11                     246,921
                                                                                                                     ---------------

           Savings Banks (0.5%)
    280    Household Finance Corp.                                        4.125                12/15/08                     275,432
    175    Household Finance Corp.                                        5.875                02/01/09                     177,079
    135    Household Finance Corp.                                        6.375                10/15/11                     140,915
    255    Household Finance Corp.                                         6.40                06/17/08                     258,099
    580    Sovereign Bancorp, Inc.                                         5.58                03/23/10                     580,246
    200    Sovereign Bank (Series CD)                                      4.00                02/01/08                     197,990
    290    Washington Mutual Bank                                          5.50                01/15/13                     289,343
    295    Washington Mutual Inc.                                          8.25                04/01/10                     318,668
                                                                                                                     ---------------
                                                                                                                          2,237,772
                                                                                                                     ---------------
           Trucks/Construction/Farm Machinery (0.1%)
    110    Caterpillar Financial Services Corp. (Series MTN F)            3.625                11/15/07                     108,985
    525    Caterpillar Financial Services Corp. (Series MTN F)             5.43+               08/20/07                     525,210
                                                                                                                     ---------------
                                                                                                                            634,195
                                                                                                                     ---------------
           Wireless Telecommunications (0.1%)
    435    Vodafone Group PLC (United Kingdom)                             5.44+               12/28/07                     435,270
                                                                                                                     ---------------

           TOTAL CORPORATE BONDS
           (Cost $35,131,438)                                                                                            35,051,688
                                                                                                                     ---------------

           U.S. Government Obligations (7.0%)
           U.S. Treasury Bonds
    200    ...........................................................    6.125                08/15/29                     233,609
    225    ...........................................................    6.375                08/15/27                     267,680
   9,650   ...........................................................    7.625                02/15/25                  12,770,424
   6,555   ...........................................................    8.125           08/15/19 - 08/15/21             8,727,924
           U.S. Treasury Notes
   4,755   +++........................................................     4.25                08/15/13                   4,688,211
    700    ...........................................................     4.25                11/15/13                     688,797
   4,190   U.S. Treasury Strips.......................................     0.00                08/15/20                   2,196,356
                                                                                                                     ---------------

           Total U.S. Government Obligations (Cost $29,540,123)                                                          29,573,001
                                                                                                                     ---------------

           Mortgage-Backed Securities (7.1%)
           Federal Home Loan Mortgage Corp. (ARM)
    625    ...........................................................     5.70                04/01/37                     629,183
    975    ...........................................................    5.758                01/01/37                     980,523
           Federal Home Loan Mortgage Corp. Gold
    129    ...........................................................     6.50                01/01/31                     132,909
    348    ...........................................................     7.50           08/01/11 - 06/01/32               363,613
           Federal National Mortgage Assoc.
    647    ...........................................................     6.50                07/01/32                     667,257
   3,905   ...........................................................    6.937           01/01/36 - 03/01/36             4,025,778
   1,223   ...........................................................    6.985                03/01/36                   1,261,014
   5,049   ...........................................................     7.00           01/01/34 - 06/01/37             5,244,998
   1,539   ...........................................................    7.455                05/01/36                   1,588,849
   1,537   ...........................................................    7.463                05/01/36                   1,580,909
   1,817   ...........................................................     7.50           01/01/27 - 09/01/35             1,903,501
    684    ...........................................................     8.00           05/01/24 - 02/01/32               723,911
     9                                                                     9.50                12/01/20                       9,295
           Federal National Mortgage Assoc. (ARM)
    635    ...........................................................    6.121                04/01/37                     644,609
    331    ...........................................................    6.198                07/01/33                     338,898
   2,565                                                                  6.923                01/01/36                   2,643,885
   2,631   ...........................................................    7.415                04/01/36                   2,737,303
   1,038   ...........................................................    7.485                07/01/36                   1,071,897
   1,494   ...........................................................    7.488                07/01/36                   1,537,501
   1,865   ...........................................................     7.49                04/01/36                   1,925,779

    107    Federal National Mortgage Assoc. (Dwarf)...................     7.00           07/01/11 - 05/01/12               110,274
           Government National Mortgage Assoc.
    132    ...........................................................     7.50           08/15/25 - 06/15/27               138,362
    146    ...........................................................     8.00                08/15/26                     155,182
                                                                                                                     ---------------

           TOTAL MORTGAGE-BACKED SECURITIES (COST $30,397,739)                                                           30,415,430
                                                                                                                     ---------------

           ASSET BACKED SECURITIES (5.2%)
           Finance/Rental/Leasing
    856    Banc of America Securities Auto Trust 2005-WF1 A3               3.99                08/18/09                     851,429
    975    Capital Auto Receivables Asset Trust - 2006-2                   4.98                05/15/11                     974,290
    250    Capital Auto Receivables Asset Trust 2002-3 A - 144A**          5.31                10/20/09                     250,169
     71    Capital Auto Receivables Asset Trust 2004-2 A                   3.35                02/15/08                      71,481
    878    Capital Auto Receivables Asset Trust 2005-1 A4                  4.05                07/15/09                     874,587
    489    Caterpillar Financial Asset Trust 2005-A A3                     3.90                02/25/09                     487,438
    375    Caterpillar Financial Asset Trust 2006-A A3                     5.57                05/25/10                     377,213
    109    CIT Equipment Collateral 2004-EF1 A3                            3.50                09/20/08                     108,508
    825    Citibank Credit Card Issuance Trust 2007 - A1                  5.345                03/22/12                     825,708
    400    CNH Equipment Trust 2005-A A3                                   4.02                04/15/09                     397,805
   1,250   CNH Equipment Trust 2005-B A3                                   4.27                01/15/10                   1,241,776
    525    DaimlerChrysler Auto Trust 2005-B A3                            4.04                09/08/09                     522,242
    301    Ford Credit Auto Owner Trust 2005-B A3                          4.17                01/15/09                     299,953
    650    Ford Credit Auto Owner Trust 2006-A A3                          5.05                03/15/10                     649,108
   1,075   GE Equipment Small Ticket LLC -2005-2A                          4.88                10/22/09                   1,072,184

    250    GS Auto Loan Trust  2006-1 A3                                   5.37                12/15/10                     250,716
   1,300   Harley-Davidson Motorcycle Trust 2005-1 A2                      3.76                12/17/12                   1,274,319
    775    Harley-Davidson Motorcycle Trust 2005-2 A2                      4.07                02/15/12                     764,913
    150    Harley Davidson Motorcycle Trust 2005-3 A2                      4.41                06/15/12                     148,852
    650    Hertz Vehicle Financing LLC 2005-2A  144A**                     4.93                02/25/10                     648,036
    317    Honda Auto Receivables Owner Trust 2005-2 A3                    3.93                01/15/09                     315,316
    679    Honda Auto Receivables Owner Trust 2005-3 A3                    3.87                04/20/09                     675,150
    875    Honda Auto Receivables Owner Trust 2005-6 A3                    4.85                10/19/09                     872,986
    614    Hyundai Auto Receivables Trust 2005-A A3                        3.98                11/16/09                     610,105
    290    MBNA Master Credit Card Trust 1999-B A                          5.90                08/15/11                     295,047
    916    Merrill Auto Trust Securitization 2005-1 A3                     4.10                08/25/09                     911,444
    691    National City Auto Receivables Trust 2004-A A4                  2.88                05/15/11                     680,288
    812    Nissan Auto Receivables Owner Trust 2005-B A3                   3.99                07/15/09                     807,472
    250    TXU Electric Delivery Transition Bond Co. LLC 2004-1 A2         4.81                11/17/14                     249,043
   1,292   USAA Auto Owner Trust 2004-2 A-4                                3.58                02/15/11                   1,282,026
    277    USAA Auto Owner Trust 2004-3 A3                                 3.16                02/17/09                     276,499
    402    USAA Auto Owner Trust 2005-1 A3                                 3.90                07/15/09                     400,351
    202    Volkswagen Auto Lease Trust 2005-A A3                           3.82                05/20/08                     201,621
    979    Volkswagen Auto Loan Enhanced Trust 2005-1 A3                   4.80                07/20/09                     977,176
    102    Wachovia Auto Owner Trust 2004-B A3                             2.91                04/20/09                     101,814
    407    Wachovia Auto Owner Trust 2005-A A3                             4.06                09/21/09                     405,028
    875    Wachovia Auto Owner Trust 2005-B A3                             4.79                04/20/10                     872,662
     40    World Omni Auto Receivables Trust 2004-A A3                     3.29                11/12/08                      40,411
                                                                                                                     ---------------

           TOTAL ASSET BACKED SECURITIES
           (Cost $22,150,492)                                                                                            22,065,166
                                                                                                                     ---------------

           COLLATERALIZED MORTGAGE OBLIGATIONS (1.0%)
    794    Federal Home Loan Mortgage Corp. Whole Loan 2005-S001 2A2       5.47+               09/25/45                     794,690
   1,167   Federal National Mortgage Assoc. 2006-28 1A1                    5.43+               03/25/36                   1,169,015
   1,213   Federal National Mortgage Assoc.                                5.38+               12/25/36                   1,212,485
   13,633  Federal National Mortgage Assoc. 2006-28 1P (IO)               1.519+               03/25/36                     289,706
   2,151   Federal National Mortgage Assoc. 2005-68 XI (IO)                6.00                08/25/35                     730,373
                                                                                                                     ---------------

           TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,894,046)                                                    4,196,269
                                                                                                                     ---------------
 NUMBER OF
 CONTRACTS
----------
           PUT OPTION PURCHASED (0.0%)
    445    90 day Euro $ June/2007 @ $94.25 (Cost $133,232)                                                                  13,569
                                                                                                                     ---------------

 PRINCIPAL
 AMOUNT IN                                                                COUPON               MATURITY
 THOUSANDS                                                                 RATE                  DATE
----------                                                             --------------     -------------------
           SHORT-TERM INVESTMENTS (4.3%)
           U.S. GOVERNMENT AGENCY & OBLIGATION (b) (1.3%)
  $4,700   Federal National Mortgage Assoc.                                5.08                05/15/07                   4,690,714
    650    U.S Treasury Bill***                                           4.915                07/12/07                     643,610
                                                                                                                     ---------------

           TOTAL U.S. GOVERNMENT AGENCY & OBLIGATION
           (Cost $5,334,325)                                                                                              5,334,324
                                                                                                                     ---------------

           REPURCHASE AGREEMENT (3.0%)
   12,791  Joint repurchase agreement account (dated 04/30/07;
              proceeds $12,792,855) (c) (Cost $12,791,000)                 5.22                05/01/07                  12,791,000
                                                                                                                     ---------------

           TOTAL SHORT-TERM INVESTMENTS
           (Cost $18,125,325)                                                                                            18,125,324
                                                                                                                     ---------------

           TOTAL INVESTMENTS (Cost $375,417,752) (d) (e)                                        101.7%                  432,613,287

           LIABILITIES IN EXCESS OF OTHER ASSETS                                                (1.7)                    (7,407,943)
                                                                                          -------------------        ---------------

           NET ASSETS                                                                           100.0%                 $425,205,344
                                                                                          ===================        ===============

-------------------------
          ADR    American Depositary Receipt.
          ARM    Adjustable Rate Mortgage.
          BKN    Bank Note.
          IO     Interest Only Security.
          MTN    Medium Term Note.
           *     Non-income producing security.
          **     Resale is restricted to qualified institutional investors.
          ***    This security has been physically segregated in connection with open futures contracts in the amount of $182,035.
           +     Floating rate security; rate shown is the rate in effect at
                 April 30, 2007.
          ++     Security purchased on a forward commitment basis with an
                 approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.
          +++    Security purchased on a forward commitment basis.
          (a)    A security with a total market value equal to $0 have been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.
          (b)    Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
          (c)    Collateralized by federal agency and U.S. Treasury obligations.
          (d)    Securities have been designated as collateral in an amount equal to $82,446,160 in connection with open futures contracts, securities purchased on a forward commitment basis and open swap contracts.
          (e)    The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross
                 unrealized appreciation is $62,891,487 and the aggregate gross unrealized depreciation is $5,695,952, resulting in net
                 unrealized appreciation of $57,195,535.

FUTURES CONTRACTS OPEN AT APRIL 30, 2007:

                                                                                                                 UNREALIZED
    NUMBER OF                                          DESCRIPTION, DELIVERY           UNDERLYING FACE         APPRECIATION
    CONTRACTS             LONG/SHORT                       MONTH AND YEAR              AMOUNT AT VALUE         (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------

       219                   Long                   U.S. Treasury Notes 5 Year,
                                                             June 2007                   $23,176,360               ($20,337)
       195                   Long                  U.S. Treasury Notes 10 Year,
                                                             June 2007                    21,123,985                 41,121
        97                   Long                   U.S. Treasury Notes 2 Year,
                                                            June 2007                     19,857,720                (53,242)
        8                    Long                  U.S. Treasury Notes 10 Year,
                                                          September 2007                     867,250                  3,478
        90                  Short                  U.S. Treasury Bonds 20 Year,
                                                            June 2007                    (10,057,500)               (31,990)
                                                                                                              ---------------

                               Net Unrealized Depreciation  . . . . . . . . . . . . .                              ($60,970)
                                                                                                              ===============

CREDIT DEFAULT SWAP CONTRACTS OPEN AT APRIL 30, 2007:

                                                                  NOTIONAL                                             UNREALIZED
        SWAP COUNTERPARTY &                    BUY/SELL            AMOUNT          INTEREST        TERMINATION        APPRECIATION
        REFERENCE OBLIGATION                   PROTECTION         (000's)            RATE              DATE          (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs International
The Hartford Financial Services Group Inc.       Buy                $650              0.12%       December 20, 2011         ($430)

Goldman Sachs International
Motorola, Inc.                                   Buy                 220              0.15        December 20, 2011         1,741

Goldman Sachs International
Motorola, Inc.                                   Buy                 450             0.157        December 20, 2011         3,431

Goldman Sachs International
Southwest Airlines Co.                           Buy                 700              0.22        December 20, 2011         4,344

Goldman Sachs International
Union Pacific Corporation                        Buy                 325              0.20        December 20, 2011         1,504

Goldman Sachs International
Chubb Corp.                                      Buy                 650              0.10          March 20, 2012            328

Goldman Sachs International
Dell International                               Buy                 330              0.22          March 20, 2012           (127)

Citibank, N.A., New York
Tyco international Ltd                           Buy                 780              0.43          March 20, 2012          4,665

Citibank, N.A., New York
Tyco International Ltd                           Buy                 400              0.43          March 20, 2012          2,394

Goldman Sachs International
SLM  Corp.                                       Sell                495              0.74          June 20, 2012         (20,726)

Goldman Sachs International
Residential Capital LLC                          Sell                515              2.00          March 20, 2017            717
                                                                                                                        ------------

                                            Net Unrealized Appreciation.............................................      ($2,159)
                                                                                                                        ============

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Balanced Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 21, 2007

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 21, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 21, 2007

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Balanced Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: June 21, 2007

                                         /s/ Ronald E. Robison
                                         Ronald E. Robison
                                         Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Balanced Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: June 21, 2007

                                              /s/ Francis Smith
                                              Francis Smith
                                              Principal Financial Officer

                                       5